PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
Schedule of breakdown of changes in provisions for cases in which an unfavorable outcome is probable, in addition to contingent liabilities and provisions for dismantling

	Provisions for contingencies
					Contingent	Provision for
	Labor	Tax	Civil	Regulatory	liabilities (PPA)	decommissioning	Total
Balances at 12/31/16	1,382,957	3,129,681	1,039,357	828,934	881,745	546,587	7,809,261
Additions (reversal), net (Note 26)	297,171	154,441	438,693	198,344	(89,230)	—	999,419
Other additions (reversal) (2)	(492)	93,596	207	—	—	20,765	114,076
Write-offs due to payment	(865,656)	(168,407)	(551,928)	(6,873)	—	—	(1,592,864)
Write-offs due to taxes (1)	—	(66,027)	—	—	—	—	(66,027)
Monetary restatement	147,334	348,393	123,487	83,387	53,281	12,129	768,011
Business combination (Note 1 c.2)	19,282	87,531	6,061	—	—	—	112,874
Balances at 12/31/17	980,596	3,579,208	1,055,877	1,103,792	845,796	579,481	8,144,750
Additions (reversal), net (Note 26)	319,056	452,746	395,631	(41,837)	(27,345)	—	1,098,251
Other additions (reversal) (2)	(99,372)	(2,443,047)	(14,119)	—	—	16,752	(2,539,786)
Write-offs due to payment	(541,749)	(51,924)	(598,294)	(117,599)	—	—	(1,309,566)
Monetary restatement	121,155	414,914	165,708	77,860	8,824	77,215	865,676
Balances at 12/31/18	779,686	1,951,897	1,004,803	1,022,216	827,275	673,448	6,259,325
At 12/31/17
Current	239,229	—	201,673	994,009	—	—	1,434,911
Non-current	741,367	3,579,208	854,204	109,783	845,796	579,481	6,709,839
At 12/31/18
Current	245,805	—	132,124	—	—	—	377,929
Non-current	533,881	1,951,897	872,679	1,022,216	827,275	673,448	5,881,396

(1)This refers to the amounts of tax on tax losses used to offset tax provisions arising from the Company's adherence to the Special Tax Regularization Program.

(2)Refers mainly to the amounts of inflows and losses carried out against judicial deposits (Note 9).

Schedule of guarantees granted by contingency

	12.31.18			12.31.17
		Judicial deposits			Judicial deposits
	Property and	and	Letters of	Property and	and	Letters of
	equipment	garnishments	guarantee	equipment	garnishments	guarantee
Civil, labor and tax	94,641	3,910,014	2,301,210	176,591	6,663,805	1,669,476
Total	94,641	3,910,014	2,301,210	176,591	6,663,805	1,669,476

Labor
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.18	12.31.17
Provisions - probable losses	779,686	980,596
Possible losses	191,398	261,876

Tax
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.18	12.31.17
Provisions - probable losses	1,951,897	3,579,208
Federal	526,943	502,153
State	909,547	231,998
Municipal	33,607	32,054
FUST, FISTEL and EBC	481,800	2,813,003
Possible losses	36,103,128	35,388,910
Federal	12,025,529	8,226,374
State	16,294,685	18,968,349
Municipal	637,690	548,014
FUST, FUNTTEL and FISTEL	7,145,224	7,646,173

Civil
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.18	12.31.17
Provisions - probable losses	1,004,803	1,055,877
Possible losses	3,493,655	2,858,796

Regulatory
PROVISIONS AND CONTINGENCIES
Schedule of provision contingencies

	Amounts involved
Nature/Degree of Risk	12.31.18	12.31.17
Provisions - probable losses	1,022,216	1,103,792
Possible losses	6,119,136	5,065,907